Consolidated Statements of Changes in Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Changes in Equity
Other comprehensive loss, tax expense/recovery	$ 10	$ (11)
Dividends per common share declared	$ 2.375	$ 2.2825